As filed with the Securities and Exchange Commission on December 29, 2008
                                    Investment Company Act File Number 811-8591

                                      UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                          FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Pax World Money Market Fund, Inc.

                     (Exact name of registrant as specified in charter)

                                      600 Fifth Avenue
                                     New York, NY 10020
                 (Address of principal executive offices)  (Zip code)


                                      Christine Manna
                           c/o Reich & Tang Asset Management, LLC
                                      600 Fifth Avenue
                                  New York, New York 10020
                          (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2008

Item 1: Schedule of Investments
PAXWORLD Money Market Fund, Inc.
Statement of Net Assets
October 31, 2008
(Unaudited)

FACE                                                                 MATURITY         INTEREST                    VALUE
AMOUNT                                                                 DATE            RATE                      (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT, OVERNIGHT: 33.23%
$     400,000   Banc of America Securities, LLC, Purchased on
                10/31/08, Repurchase proceeds at maturity
                $400,005 (Collateralized by $409,000,
                FHLB, 1.000%, due 12/31/08 value $408,427).........   11/03/08          0.15%             $     400,000
      400,000   UBS AG, Purchased on 10/31/08, Repurchase
                proceeds at maturity $400,007 (Collateralized
                by $408,000, FCDN, 0.000%, due 11/06/08 to
                11/24/08, FCS1, 3.550% to 5.250%, due 03/06/13
                to 10/29/37,SLMN, 6.550%, due 12/02/13 value
                $409,331)..........................................   11/03/08          0.20                    400,000
-------------                                                                                             -------------
      800,000   Total Repurchase Agreement, Overnight                                                           800,000
-------------                                                                                             -------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 62.30%
$   1,500,000   Federal Home Loan Bank.............................   11/03/08          0.03%             $   1,499,998
-------------                                                                                             -------------
    1,500,000   Total U.S. Government Agency Medium Term Notes                                                1,499,998
-------------                                                                                             -------------

                Total Investments (95.53%) (Cost $ 2,299,998*)                                                2,299,998
                Cash And Other Assets, Net of Liabilities (4.47%)                                               107,726
                                                                                                          -------------
                Net Assets (100.00%)                                                                      $   2,407,724
                                                                                                          =============


                Net Asset Value, offering and redemption price per share:
                Institutional Shares,                                5,429  shares outstanding            $        1.00
                                                                                                          =============
                Individual Investor Shares,                      2,388,627  shares outstanding            $        1.00
                                                                                                          =============
                MMA Praxis Shares,                                  13,668  shares outstanding            $        1.00
                                                                                                          =============

         *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

Note 1 - Valuation of Securities -

Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of October 31, 2008:

   Valuation Inputs                             Investment in Securities
   ----------------                             ------------------------
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs       2,299,998
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $   2,299,998
                                                   =============
KEY:
FCDN    =  Federal Farm Credit Bank Note
FCS1    =  Federal Farm Credit Bank Debentures
FHLB    =  Federal Home Loan Bank
LOC     =  Letter of Credit
RB      =  Revenue Bond
SLMN    =  Sallie Mae



On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through April 30, 2009 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.


Item 2: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3: Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

                                /s/ Christine Manna
By (Signature and Title)*______________________________________________________
                                    Christine Manna, Secretary

Date: December   22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Joseph Keefe
By (Signature and Title)*______________________________________________________
                                    Joseph Keefe, President

Date:  December  22, 2008
                            /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  December  22, 2008

* Print the name and title of each signing officer under his or her signature.